SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Oct. 11, 2010	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Shares held by subsidiary		5,189	5,189
Treasury stock, shares		30,843	30,843
Shares issued	643,277
Aggregate purchase price	$ 5,500
Purchase price per share	$ 8.55
Ratio of common shares sold to warrants issued	3
Maximum number of shares callable by warrants	214,426
Exercise price of warrants	10.69
Period before expiration	3 years	7 years
In-the-money options outstanding		372,931
Out of the money options outstanding		661,274
In-the-money options exercisable		261,751
Out of the money options exercisable		499,375
Number of shares available for future grants		609,257
Unrecognized balance of compensation expenses		224
Unrecognized compensation expenses to be recognized by December 31, 2013		177
Unrecognized compensation expenses to be recognized by December 31, 2016		$ 44
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Vesting period for plan		0 years
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Vesting period for plan		4 years